Management of financial risk - Movements in the impairment loss allowance of contract assets of implementation service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements in the impairment loss allowance of contract assets of implementation service
Beginning of the year	¥ (54,795)
End of the year	(82,340)	¥ (54,795)
Credit risk | Trade receivable and contract asset
Movements in the impairment loss allowance of contract assets of implementation service
Beginning of the year	(97,243)	(45,944)	¥ (13,128)
Additions of impairment loss	(87,731)	(128,437)	(34,243)
Reversal of impairment loss	16,670	9,494	531
Write-off	42,986	67,644	896
End of the year	¥ (125,318)	¥ (97,243)	¥ (45,944)